UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21987

ALPS VARIABLE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Andrea E. Kuchli
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2016 – September 30, 2016

Item 1 – Schedule of Investments.

Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.96%
iShares - 24.25%
Core S&P 500® ETF	9,828	$2,138,180
Core S&P® Mid-Cap ETF	4,048	626,266
JP Morgan USD Emerging Markets Bond ETF	24,998	2,930,016
TIPS Bond ETF	25,329	2,950,575

Total iShares		8,645,037

Other - 74.71%
Highland/iBoxx Senior Loan ETF	18,857	351,494
PIMCO Enhanced Short Maturity Active ETF	8,658	878,008
SPDR® Barclays High Yield Bond ETF	75,389	2,768,284
SPDR® Barclays Intermediate Term Corporate Bond ETF	53,264	1,859,446
Vanguard® FTSE Developed Markets ETF	48,085	1,798,860
Vanguard® FTSE Emerging Markets ETF	19,292	725,958
Vanguard® Mid-Cap Value ETF	1,917	179,374
Vanguard® Short-Term Bond ETF	105,732	8,546,318
Vanguard® Small-Cap Value ETF	3,249	359,534
Vanguard® Total Bond Market ETF	103,601	8,716,988
Vanguard® Value ETF	5,129	446,223

Total Other		26,630,487

Total Exchange Traded Funds
(Cost $34,686,887)		35,275,524

	7-Day Yield	Shares	Value
Short-Term Investments - 1.23%
State Street Institutional Treasury Plus Money Market Fund	0.197%	438,771	$438,771

Total Short-Term Investments
(Cost $438,771)			438,771

Total Investments - 100.19%
(Total cost $35,125,658)			35,714,295

Liabilities in Excess of Other Assets - (0.19)%			(66,062)

Net Assets - 100.00%			$35,648,233

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.08%
iShares - 32.83%
Core S&P 500® ETF	53,125	$11,557,875
Core S&P® Mid-Cap ETF	22,175	3,430,694
JP Morgan USD Emerging Markets Bond ETF	43,633	5,114,224
MSCI EAFE Small-Cap ETF	20,389	1,068,588
MSCI EAFE Value ETF	18,728	864,484
TIPS Bond ETF	51,213	5,965,802

Total iShares		28,001,667

Other - 66.25%
Highland/iBoxx Senior Loan ETF	22,721	423,519
PIMCO Enhanced Short Maturity Active ETF	8,346	846,368
SPDR® Barclays High Yield Bond ETF	140,273	5,150,825
SPDR® Barclays Intermediate Term Corporate Bond ETF	122,063	4,261,219
Vanguard® FTSE Developed Markets ETF	182,958	6,844,459
Vanguard® FTSE Emerging Markets ETF	102,192	3,845,485
Vanguard® Mid-Cap Value ETF	18,381	1,719,910
Vanguard® Short-Term Bond ETF	163,165	13,188,627
Vanguard® Small-Cap ETF	3,510	428,852
Vanguard® Small-Cap Value ETF	9,797	1,084,136
Vanguard® Total Bond Market ETF	207,114	17,426,572
Vanguard® Value ETF	14,841	1,291,167

Total Other		56,511,139

Total Exchange Traded Funds
(Cost $81,763,041)		84,512,806

	7-Day Yield	Shares	Value
Short-Term Investments - 1.06%
State Street Institutional Treasury Plus Money Market Fund	0.197%	898,296	$898,296

Total Short-Term Investments
(Cost $898,296)			898,296

Total Investments - 100.14%
(Total cost $82,661,337)			85,411,102

Liabilities in Excess of Other Assets - (0.14)%			(115,477)

Net Assets - 100.00%			$85,295,625

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.00%
iShares - 39.25%
Core S&P 500® ETF	164,992	$35,895,659
Core S&P® Mid-Cap ETF	79,707	12,331,470
JP Morgan USD Emerging Markets Bond ETF	80,325	9,414,893
MSCI EAFE Small-Cap ETF	63,948	3,351,515
MSCI EAFE Value ETF	82,347	3,801,138
TIPS Bond ETF	81,074	9,444,310

Total iShares		74,238,985

Other - 59.75%
PIMCO Enhanced Short Maturity Active ETF	18,361	1,861,989
SPDR® Barclays High Yield Bond ETF	257,870	9,468,987
SPDR® Barclays Intermediate Term Corporate Bond ETF	161,119	5,624,664
Vanguard® FTSE Developed Markets ETF	509,851	19,073,526
Vanguard® FTSE Emerging Markets ETF	345,189	12,989,462
Vanguard® Mid-Cap Value ETF	55,903	5,230,844
Vanguard® REIT ETF	21,941	1,903,162
Vanguard® Short-Term Bond ETF	150,000	12,124,500
Vanguard® Small-Cap ETF	58,526	7,150,707
Vanguard® Small-Cap Value ETF	34,455	3,812,790
Vanguard® Total Bond Market ETF	356,474	29,993,722
Vanguard® Value ETF	43,502	3,784,674

Total Other		113,019,027

Total Exchange Traded Funds
(Cost $173,711,427)		187,258,012

	7-Day Yield	Shares	Value
Short-Term Investments - 1.08%
State Street Institutional Treasury Plus Money Market Fund	0.197%	2,036,885	$2,036,885

Total Short-Term Investments
(Cost $2,036,885)			2,036,885

Total Investments - 100.08%
(Total cost $175,748,312)			189,294,897

Liabilities in Excess of Other Assets - (0.08)%			(145,719)

Net Assets - 100.00%			$189,149,178

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.14%
iShares - 45.57%
Core S&P 500® ETF	212,281	$46,183,854
Core S&P® Mid-Cap ETF	118,252	18,294,767
JP Morgan USD Emerging Markets Bond ETF	65,370	7,662,018
MSCI EAFE Small-Cap ETF	119,016	6,237,629
MSCI EAFE Value ETF	125,604	5,797,881
TIPS Bond ETF	28,964	3,374,016

Total iShares		87,550,165

Other - 54.57%
SPDR® Barclays High Yield Bond ETF	78,661	2,888,432
SPDR® Barclays Intermediate Term Corporate Bond ETF	81,918	2,859,757
Vanguard® FTSE Developed Markets ETF	643,349	24,067,686
Vanguard® FTSE Emerging Markets ETF	562,311	21,159,763
Vanguard® Mid-Cap Value ETF	46,510	4,351,941
Vanguard® REIT ETF	38,558	3,344,521
Vanguard® Short-Term Bond ETF	94,713	7,655,652
Vanguard® Small-Cap ETF	86,857	10,612,188
Vanguard® Small-Cap Value ETF	48,175	5,331,045
Vanguard® Total Bond Market ETF	222,313	18,705,416
Vanguard® Value ETF	44,241	3,848,967

Total Other		104,825,368

Total Exchange Traded Funds
(Cost $168,861,787)		192,375,533

	7-Day Yield	Shares	Value
Short-Term Investments - 0.18%
State Street Institutional Treasury Plus Money Market Fund	0.197%	350,568	$350,568

Total Short-Term Investments
(Cost $350,568)			350,568

Total Investments - 100.32%
(Total cost $169,212,355)			192,726,101

Liabilities in Excess of Other Assets - (0.32)%			(610,185)

Net Assets - 100.00%			$192,115,916
See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.13%
iShares - 46.77%
Core S&P 500®ETF	99,516	$21,650,701
Core S&P®Mid-Cap ETF	59,115	9,145,682
MSCI EAFE Small-Cap ETF	60,821	3,187,628
MSCI EAFE Value ETF	67,687	3,124,432

Total iShares		37,108,443

Other - 53.36%
SPDR® Barclays High Yield Bond ETF	43,437	1,595,007
Vanguard® FTSE Developed Markets ETF	313,844	11,740,904
Vanguard® FTSE Emerging Markets ETF	274,643	10,334,816
Vanguard® Mid-Cap Value ETF	27,648	2,587,023
Vanguard® REIT ETF	15,882	1,377,605
Vanguard® Small-Cap ETF	39,145	4,782,736
Vanguard® Small-Cap Value ETF	25,194	2,787,968
Vanguard® Total Bond Market ETF	51,872	4,364,510
Vanguard® Value ETF	31,855	2,771,385

Total Other		42,341,954

Total Exchange Traded Funds
(Cost $72,756,635)		79,450,397

	7-Day Yield	Shares	Value
Short-Term Investments - 0.31%
State Street Institutional Treasury Plus Money Market Fund	0.197%	243,379	$243,379

Total Short-Term Investments
(Cost $243,379)			243,379

Total Investments - 100.44%
(Total cost $73,000,014)			79,693,776

Liabilities in Excess of Other Assets - (0.44)%			(348,544)

Net Assets - 100.00%			$79,345,232

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 24.69%
AltaGas, Ltd.	57,542	$1,479,833
Enbridge, Inc.	100,261	4,406,455
Gibson Energy, Inc.	50,620	680,618
Inter Pipeline, Ltd.	120,314	2,540,263
Keyera Corp.	65,149	2,106,498
Pembina Pipeline Corp.	131,408	4,004,491
TransCanada Corp.	87,198	4,141,398
Veresen, Inc.	111,745	1,141,342

Total Canadian Energy Infrastructure Companies
(Cost $21,397,990)		20,500,898

U.S. Energy Infrastructure Companies - 24.86%
CenterPoint Energy, Inc.	175,890	4,085,925
Dominion Resources, Inc.	53,297	3,958,368
Kinder Morgan, Inc.	180,880	4,183,754
Macquarie Infrastructure Corp.	30,737	2,558,548
OGE Energy Corp.	81,751	2,584,967
Targa Resources Corp.	66,596	3,270,529

Total U.S. Energy Infrastructure Companies
(Cost $19,243,789)		20,642,091

U.S. Energy Infrastructure MLPs - 24.05%
Buckeye Partners LP	38,836	2,780,657
Cheniere Energy Partners LP	13,422	392,728
Energy Transfer Equity LP	220,790	3,707,064
Enterprise Products Partners LP	149,693	4,136,017
EQT GP Holdings LP	7,805	195,671
Magellan Midstream Partners LP	56,196	3,975,305
MPLX LP	75,614	2,560,290
NuStar GP Holdings LLC	10,089	258,077
Phillips 66 Partners LP	12,766	620,428
Shell Midstream Partners LP	26,258	842,357
Western Gas Equity Partners LP	11,826	502,487

Total U.S. Energy Infrastructure MLPs
(Cost $21,028,464)		19,971,081
	Shares	Value
U.S. General Partners - 26.77%
Archrock, Inc.	71,154	$930,694
EnLink Midstream LLC	49,106	822,526
ONEOK, Inc.	84,290	4,331,663
Plains GP Holdings LP, Class A	301,700	3,903,998
SemGroup Corp., Class A	54,859	1,939,814
Spectra Energy Corp.	110,954	4,743,284
Tallgrass Energy GP LP	49,997	1,202,428
The Williams Cos., Inc.	141,452	4,346,820

Total U.S. General Partners
(Cost $17,803,481)		22,221,227

Total Investments - 100.37%
(Total cost $79,473,724)		83,335,297

Liabilities in Excess of Other Assets - (0.37)%		(307,381)

Net Assets - 100.00%		$83,027,916

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Closed-End Funds - 14.46%
Financials - 14.46%
3i Infrastructure PLC	66,039	$166,057
Apax Global Alpha, Ltd.(1)(2)	105,598	176,906
Electra Private Equity PLC	4,072	227,478
HBM Healthcare Investments AG, Class A	2,192	220,554
HgCapital Trust PLC	11,204	211,151
NB Private Equity Partners, Ltd.	16,345	184,290
Oakley Capital Investments, Ltd.(3)	45,315	81,054
Riverstone Energy, Ltd.(3)	13,754	205,014

Total Financials		1,472,504

Total Closed-End Funds
(Cost $1,429,772)		1,472,504

Common Stocks - 82.33%
Communications - 4.15%
IAC/InterActiveCorp	3,053	190,721
Liberty SiriusXM Group, Class A(3)	3,155	107,207
Liberty Ventures, Class A(3)	3,120	124,394

Total Communications		422,322

Diversified - 12.39%
Ackermans & van Haaren N.V.	1,795	237,836
Bollore SA	26,917	93,584
Leucadia National Corp.	6,408	122,008
Remgro, Ltd.	7,628	127,607
Schouw & Co. AB	3,906	254,884
Wendel SA	2,443	285,275
Wesfarmers, Ltd.	4,167	140,644

Total Diversified		1,261,838

Financials - 52.42%
3i Group PLC	38,387	323,659
Alaris Royalty Corp.	4,293	73,232
Alleghany Corp.(3)	310	162,756
Apollo Global Management LLC LP, Class A	3,294	59,160
Ares Capital Corp.	17,588	272,614
AURELIUS Equity Opportunities SE & Co. KGaA	6,944	438,236
Blackstone Group LP	10,230	261,172
Brederode SA	4,553	206,170
Carlyle Group LP	7,895	122,925
Clairvest Group, Inc.	4,052	90,370
Compass Diversified Holdings LP	6,697	116,394
Deutsche Beteiligungs AG	5,004	166,220
	Shares	Value
Financials (continued)
Eurazeo SA	4,874	$282,740
Fifth Street Senior Floating Rate Corp.	10,683	91,446
FNFV Group(3)	9,976	124,500
Grand Parade Investments, Ltd.	279,319	73,481
HAL Trust	884	179,194
Hosken Consolidated Investments, Ltd.	15,060	139,258
Intermediate Capital Group PLC	22,482	171,926
Investment AB Kinnevik, B Shares	4,770	121,658
Investor AB, B Shares	6,706	245,218
KKR & Co. LP	9,487	135,285
mutares AG	6,786	102,454
Oaktree Capital Group LLC LP	2,364	100,234
Onex Corp.	4,068	261,981
Princess Private Equity Holding, Ltd.	23,439	218,014
Ratos AB, B Shares	31,428	149,249
Solar Capital, Ltd.	7,070	145,076
SVG Capital PLC(3)	36,061	317,134
THL Credit, Inc.	7,562	72,066
Transaction Capital, Ltd.	124,416	115,599

Total Financials		5,339,421

Industrials - 7.89%
Danaher Corp.	2,526	198,013
Fortive Corp.	1,856	94,470
Gesco AG	1,341	104,876
Indus Holding AG	2,486	141,560
Macquarie Infrastructure Corp.	3,180	264,704

Total Industrials		803,623

Utilities - 5.48%
Brookfield Asset Management, Inc., Class A	9,091	319,822
Brookfield Infrastructure Partners LP, Class A	6,874	238,115

Total Utilities		557,937

Total Common Stocks
(Cost $8,076,089)		8,385,141

	7-Day Yield	Shares	Value
Short-Term Investments - 8.95%
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.434%	911,522	$911,522

Total Short-Term Investments
(Cost $911,522)			911,522

Total Investments - 105.74%
(Total cost $10,417,383)			10,769,167

Liabilities in Excess of Other Assets - (5.74)%			(584,140)

Net Assets - 100.00%			$10,185,027

(1)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.  Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid  under the guidelines approved by the Fund's Board of Trustees.  At period end, the aggregate market value of those securities were $176,906, representing 1.74% of net assets.

(2)
Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers.  At period end, the aggregate market value of those securities was $176,906, representing 1.74% of net assets.

(3)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Defensive Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 98.51%
iShares - 25.12%
Russell 2000® ETF	8,450	$1,049,575

Other - 73.39%
Fidelity NASDAQ Composite Index Tracking Stock ETF	1,025	214,225
Guggenheim® S&P 500® Equal Weight ETF	4,530	378,663
Powershares QQQ TrustSM Series 1	5,290	628,029
SPDR® S&P 500® ETF Trust	5,820	1,258,866
Technology Select Sector SPDR® Fund	3,940	188,253
Vanguard® Total Stock Market ETF	3,580	398,561

Total Other		3,066,597

Total Exchange Traded Funds
(Cost $3,922,560)		4,116,172

Total Investments - 98.51%
(Total cost $3,922,560)		4,116,172

Other Assets in Excess of Liabilities - 1.49%		62,053

Net Assets - 100.00%		$4,178,225

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Growth Portfolio
Schedule of Investments

As of September 30, 2016 (Unaudited)

	Shares	Value
Exchange Traded Funds - 93.93%
iShares - 19.97%
Core S&P® Small-Cap ETF	2,877	$357,179
Russell 2000® ETF	2,870	356,483

Total iShares		713,662

Other - 73.96%
PIMCO Enhanced Short Maturity Active ETF	3,470	351,893
PowerShares Financial Preferred Portfolio	9,172	174,727
PowerShares QQQ TrustSM Series 1	1,513	179,623
ProShares Short 20+ Year Treasury(1)	8,060	169,260
SPDR® S&P® Bank ETF	5,160	172,241
SPDR® S&P® Oil & Gas Exploration & Production ETF	4,810	184,993
SPDR® S&P500® ETF Trust	3,248	702,542
Technology Select Sector SPDR® Fund	3,680	175,830
Vanguard® Growth ETF	4,733	531,469

Total Other		2,642,578

Total Exchange Traded Funds
(Cost $3,190,752)		3,356,240

Total Investments - 93.93%
(Total cost $3,190,752)		3,356,240

Other Assets in Excess of Liabilities - 6.07%		216,739

Net Assets - 100.00%		$3,572,979

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust
Notes to Quarterly Schedules of Investments
September 30, 2016 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio (formerly known as the Ibbotson Conservative ETF Asset Allocation Portfolio), Morningstar Income and Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Income and Growth ETF Asset Allocation Portfolio), Morningstar Balanced ETF Asset Allocation Portfolio (formerly known as the Ibbotson Balanced ETF Asset Allocation Portfolio), Morningstar Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Growth ETF Asset Allocation Portfolio), Morningstar Aggressive Growth ETF Asset Allocation Portfolio (formerly known as the Ibbotson Aggressive Growth ETF Asset Allocation Portfolio) (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio (the ALPS | Stadion Tactical Defensive Portfolio and the ALPS | Stadion Tactical Growth Portfolio are each a “Stadion Portfolio,” and collectively the “Stadion Portfolios”) (each, a “Portfolio,” and collectively, the “Portfolios”). The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Listed Private Equity Portfolio, the ALPS | Stadion Tactical Defensive Portfolio, and the ALPS | Stadion Tactical Growth Portfolio have each elected to qualify as diversified Portfolios under the 1940 Act.

On January 1, 2016, the sub-adviser to the Morningstar Portfolios, Ibbotson Associates, Inc., a wholly owned subsidiary of Morningstar, Inc., merged with and into Morningstar Associates, LLC, another wholly owned subsidiary of Morningstar, Inc.  On the same day, Morningstar Associates, LLC changed its name to Morningstar Investment Management LLC.

The Morningstar Portfolios offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, and the Stadion Portfolios offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s  net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships  for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2016:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$35,275,524	$–	$–	$35,275,524
Short-Term Investments	438,771	–	–	438,771
Total	$35,714,295	$–	$–	$35,714,295

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$84,512,806	$–	$–	$84,512,806
Short-Term Investments	898,296	–	–	898,296
Total	$85,411,102	$–	$–	$85,411,102

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$187,258,012	$–	$–	$187,258,012
Short-Term Investments	2,036,885	–	–	2,036,885
Total	$189,294,897	$–	$–	$189,294,897

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$192,375,533	$–	$–	$192,375,533
Short-Term Investments	350,568	–	–	350,568
Total	$192,726,101	$–	$–	$192,726,101

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$79,450,397	$–	$–	$79,450,397
Short-Term Investments	243,379	–	–	243,379
Total	$79,693,776	$–	$–	$79,693,776

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$20,500,898	$–	$–	$20,500,898
U.S. Energy Infrastructure Companies	20,642,091	–	–	20,642,091
U.S. Energy Infrastructure MLPs	19,971,081	–	–	19,971,081
U.S. General Partners	22,221,227	–	–	22,221,227
Total	$83,335,297	$–	$–	$83,335,297

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$1,472,504	$–	$–	$1,472,504
Common Stocks	8,385,141	–	–	8,385,141
Short-Term Investments	911,522	–	–	911,522
Total	$10,769,167	$–	$–	$10,769,167

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,116,172	$–	$–	$4,116,172
Total	$4,116,172	$–	$–	$4,116,172

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$3,356,240	$–	$–	$3,356,240
Total	$3,356,240	$–	$–	$3,356,240

The Portfolios recognize transfers between levels as of the end of the period. For the nine months ended September 30, 2016, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the nine months ended September 30, 2016.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the nine months ended September 30, 2016, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Treasury Department has issued Regulations under Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Master Limited Partnerships (“MLPs”):  Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio  shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Listed Private Equity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of September 30, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/(Depreciation)
Morningstar Conservative ETF Asset Allocation Portfolio	$35,343,392	$606,161	$(235,258)	$370,903
Morningstar Income and Growth ETF Asset Allocation Portfolio	82,987,645	3,212,731	(789,274)	2,423,457
Morningstar Balanced ETF Asset Allocation Portfolio	176,455,964	14,665,667	(1,826,734)	12,838,933
Morningstar Growth ETF Asset Allocation Portfolio	170,303,907	23,814,023	(1,391,829)	22,422,194
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	73,534,781	6,854,481	(695,486)	6,158,995
ALPS | Alerian Energy Infrastructure Portfolio	87,477,727	2,974,529	(7,116,959)	(4,142,430)
ALPS | Red Rocks Listed Private Equity Portfolio	10,467,012	941,628	(639,473)	302,155
ALPS | Stadion Tactical Defensive Portfolio	3,940,270	175,902	–	175,902
ALPS | Stadion Tactical Growth Portfolio	3,199,794	165,652	(9,206)	156,446

Item 2 - Controls and Procedures.

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 28, 2016

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	November 28, 2016